Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Compensation of Key Management Personnel

The remuneration of key management personnel is as follows:

	2020	2019
Salaries and other benefits	$10,031	$8,747
Equity-settled share based compensation	9,148	9,047
Cash-settled share based compensation	419	1,432
	$19,598	$19,226